Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
L1 SPAs and warrants		$ 47,015
Anson SPAs and warrants		46,897
Noncontrolling Interests
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
L1 SPAs and warrants		40,259
Anson SPAs and warrants		39,632
Private Placement | L1 Capital Global Opportunities Master Fund "Second L1 SPA"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	3,846,154
Proceeds from sale of stock	$ 5,000
Private Placement | L1 Capital Global Opportunities Master Fund "Third L1 SPA"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500
Private Placement | L1 Capital Global Opportunities Master Fund "Fourth L1 SPA"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500
Private Placement | L1 Capital Global Opportunities Master Fund
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
L1 SPAs and warrants		87,274,000
Private Placement | L1 Capital Global Opportunities Master Fund | Noncontrolling Interests
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
L1 SPAs and warrants		(40,259,000)
Private Placement | Anson Investments Master Fund "Second Anson SPA"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	3,846,154
Proceeds from sale of stock	$ 5,000
Private Placement | Anson Investments Master Fund "Third Anson SPA"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500
Private Placement | Anson Investments Master Fund "Fourth Anson SPA"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	6,578,948
Proceeds from sale of stock	$ 12,500
Private Placement | Anson Investments Master Fund
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Anson SPAs and warrants		86,528,000
Private Placement | Anson Investments Master Fund | Noncontrolling Interests
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Anson SPAs and warrants		$ (39,632,000)